Stock Based Compensation - Additional Information (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 25, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, amount, total		$ 300,000	$ 429,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition (Year)		2 years	2 years 4 months 24 days
Stock-based compensation expense			$ 629,000
Common Shares [Member] | Enertec [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of warrant or right issued				251,000
Class of warrant or right outstanding				251,000
Class of warrant or rights date from which warrants exercisable				10 years
Common Shares [Member] | Enertec [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of warrant or right issued				27,889
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period (in shares)		0	0
Stock-based compensation expense			$ 0	$ 813,000
Class A Common Stock [Member] | Share-based Payment Arrangement, Option [Member] | Gresham Worldwide Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross (in shares)	100,000
Exercise price per share	$ 14.64
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	4 years
Class A Common Stock [Member] | Restricted Stock [Member] | Gresham Worldwide Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period (in shares)	50,000
Share-based compensation arrangement by share-based payment award, award vesting period (Year)	3 years